Warrants liability (Details)			9 Months Ended	12 Months Ended
	Mar. 20, 2024 MXN ($) shares	Mar. 20, 2024 $ / shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Movements in Warrant Liability [Abstract]
Warrants conversion ratio	1
Warrants exercise price (in dollars per share) | $ / shares		$ 11.5
Warrants term				5 years
Warrants assumed in connection with the business combination (in shares) | shares			16,875,000
Warrants assumed in connection with the business combination			$ 19,717,425
Change in fair value of warrant liabilities			$ 51,946,426	$ (51,946,426)	$ 0	$ 0
Warrants exercised (in shares) | shares			62,877
Warrants exercised			$ (73,452)
Exchange rate effect			$ 4,237,004
Ending balance (in shares) | shares	16,875,000		16,812,123	16,812,123
Ending balance	$ 19,717,425		$ 75,827,403	$ 75,827,403